Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000099049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Emerging Markets AlphaDEX® Fund
Average Annual Return, Percent		26.35%	6.13%	8.12%
C000099050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Europe AlphaDEX® Fund
Average Annual Return, Percent		55.13%	10.91%	9.36%
C000099051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Latin America AlphaDEX® Fund
Average Annual Return, Percent		54.67%	8.14%	10.05%
C000099053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust China AlphaDEX® Fund
Average Annual Return, Percent		42.95%	4.15%	7.28%
C000099054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Japan AlphaDEX® Fund
Average Annual Return, Percent		32.14%	8.38%	5.87%
C000099056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Developed Markets ex-US AlphaDEX® Fund
Average Annual Return, Percent		51.78%	10.77%	8.51%
C000099057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Average Annual Return, Percent		42.31%	7.23%	6.57%
C000111808 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Germany AlphaDEX® Fund
Average Annual Return, Percent		63.48%	6.61%	7.94%
C000111810 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Switzerland AlphaDEX® Fund
Average Annual Return, Percent		30.16%	8.18%	9.51%
C000111811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust India NIFTY 50 Equal Weight ETF
Average Annual Return, Percent		5.73%	10.79%	9.41%
C000111812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust United Kingdom AlphaDEX® Fund
Average Annual Return, Percent		37.60%	10.30%	6.10%
C000112036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Average Annual Return, Percent		49.71%	10.13%	8.72%
C000112037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Emerging Markets Small Cap AlphaDEX® Fund
Average Annual Return, Percent		15.61%	5.54%	8.98%
C000147004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Eurozone AlphaDEX® ETF
Average Annual Return, Percent		56.57%	10.86%	9.36%
Nasdaq Emerging MarketsTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Emerging MarketsTM Index
Average Annual Return, Percent		27.14%	6.03%	8.89%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		33.57%	4.20%	8.42%
Nasdaq Developed Markets EuropeTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Developed Markets EuropeTM Index
Average Annual Return, Percent		36.05%	9.90%	8.35%
MSCI Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent		35.41%	10.30%	8.52%
MSCI EM Latin America Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EM Latin America Index
Average Annual Return, Percent		54.81%	8.65%	8.79%
Nasdaq Latin AmericaTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Latin AmericaTM Index
Average Annual Return, Percent		54.95%	7.72%	8.59%
MSCI China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China Index
Average Annual Return, Percent		31.17%	(3.20%)	5.54%
Nasdaq China TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq ChinaTM Index
Average Annual Return, Percent		32.96%	(2.17%)	4.73%
Nasdaq JapanTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq JapanTM Index
Average Annual Return, Percent		24.78%	6.47%	7.39%
MSCI Japan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index
Average Annual Return, Percent		24.60%	6.60%	7.62%
Nasdaq Developed Markets Ex USTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Developed Markets Ex-USTM Index
Average Annual Return, Percent		34.23%	8.86%	8.39%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent		31.85%	9.46%	8.55%
Nasdaq Developed Markets Asia Pacific Ex JapanTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Developed Markets Asia Pacific Ex-JapanTM Index
Average Annual Return, Percent		40.29%	5.76%	8.08%
MSCI Pacific ex Japan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Pacific ex-Japan Index
Average Annual Return, Percent		20.62%	5.74%	7.34%
Nasdaq GermanyTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq GermanyTM Index
Average Annual Return, Percent		36.25%	8.05%	7.15%
MSCI Germany Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Germany Index
Average Annual Return, Percent		36.28%	8.61%	7.59%
Nasdaq SwitzerlandTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq SwitzerlandTM Index
Average Annual Return, Percent		33.36%	8.02%	8.57%
MSCI Switzerland Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Switzerland Index
Average Annual Return, Percent		33.47%	8.08%	8.73%
MSCI India Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI India Index
Average Annual Return, Percent		2.62%	9.88%	9.70%
MSCI United Kingdom Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI United Kingdom Index
Average Annual Return, Percent		35.11%	13.33%	7.83%
Nasdaq United Kingdom TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq United KingdomTM Index
Average Annual Return, Percent		35.13%	12.12%	7.47%
MSCI World ex USA C000112036 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-USA Index
Nasdaq EurozoneTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq EurozoneTM Index
Average Annual Return, Percent		41.74%	10.50%	8.93%
Nasdaq AlphaDEX Emerging MarketsTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Emerging MarketsTM Index
Average Annual Return, Percent		27.73%	7.26%	9.33%
Nasdaq AlphaDEX EuropeTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® EuropeTM Index
Average Annual Return, Percent		56.05%	11.68%	10.04%
Nasdaq AlphaDEX Latin AmericaTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Latin AmericaTM Index
Average Annual Return, Percent		57.10%	9.59%	11.41%
Nasdaq AlphaDEX China TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® ChinaTM Index
Average Annual Return, Percent		44.36%	4.96%	8.53%
Nasdaq AlphaDEX JapanTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® JapanTM Index
Average Annual Return, Percent		32.90%	8.99%	6.42%
Nasdaq AlphaDEX Developed Markets Ex USTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Developed Markets Ex-USTM Index
Average Annual Return, Percent		53.17%	11.76%	9.37%
Nasdaq AlphaDEX Asia Pacific Ex JapanTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index
Average Annual Return, Percent		43.92%	8.57%	7.68%
Nasdaq AlphaDEX GermanyTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® GermanyTM Index
Average Annual Return, Percent		64.56%	6.78%	8.20%
Nasdaq AlphaDEX SwitzerlandTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® SwitzerlandTM Index
Average Annual Return, Percent		30.86%	8.57%	9.89%
NIFTY 50 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NIFTY 50 Equal Weight Index
Average Annual Return, Percent	[1]	9.36%	14.62%	0.00%
NIFTY 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NIFTY 50 Index
Average Annual Return, Percent		6.57%	10.02%	10.62%
Nasdaq AlphaDEX United Kingdom TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® United KingdomTM Index
Average Annual Return, Percent		39.19%	11.66%	7.30%
Nasdaq AlphaDEX Developed Markets Ex US Small CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index
Average Annual Return, Percent		50.88%	11.15%	9.57%
Nasdaq Developed Markets Ex US Small CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Developed Markets Ex-US Small CapTM Index
Average Annual Return, Percent		36.02%	6.90%	7.56%
Nasdaq AlphaDEX Emerging Markets Small CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Emerging Markets Small CapTM Index
Average Annual Return, Percent		16.99%	7.16%	10.72%
Nasdaq Emerging Markets Small CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Emerging Markets Small CapTM Index
Average Annual Return, Percent		15.24%	6.08%	8.12%
Nasdaq AlphaDEX EurozoneTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® EurozoneTM Index
Average Annual Return, Percent		57.52%	11.51%	9.94%
MSCI EMU Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EMU Index
Average Annual Return, Percent		40.30%	10.55%	9.00%

[1]	On April 17, 2018, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.